Revenue and Cost of Revenue - Schedule of Cost of Revenue (Details) - Cost of Revenues [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Revenue [Line Items]
Payroll and related expenses	$ 314	$ 376	$ 364
Share-based payment	24	8	20
Internet protocols addresses’ costs	5,462	3,848	2,135
Networks and servers	1,188	758	570
Traffic acquisition costs	32	1,080	3,070
Platform providers fees	184	679	1,113
Amortization and impairment of intangible assets and depreciation	590	903	1,116
Other	121	59	14
Cost of revenues	$ 7,915	$ 7,711	$ 8,402